Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		2 Months Ended	3 Months Ended	11 Months Ended
	May 18, 2020	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares of common stock issued underlying restricted stock awards outstanding			15,000	15,000
Number of shares forfeited		750,000	750,000	750,000
Offering costs charged to stockholders' equity upon completion of offering	$ 12,732,907		$ 12,732,907	$ 12,732,907
Unrecognized tax benefits			0	0
Amount accrued for payment of interest and penalties			$ 0	$ 0
Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares of common stock issued underlying restricted stock awards outstanding				15,000
Founders | Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares forfeited			750,000	750,000